Label	Element	Value
UBS U.S. Allocation Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	UBS U.S. Allocation Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The section captioned "Fund Summary—Principal strategies—Principal investments" in the Prospectus is revised by replacing the second sentence of the first paragraph in its entirety with the following:

The following are the ranges within which the fund, under normal market circumstances, expects to allocate its assets among the various asset classes: (1) US equities—20-90%; (2) US investment grade fixed income—0-70%; (3) high yield fixed income—0-15%; (4) cash equivalents—0-50%; and (5) non-US fixed income and equity securities—0-20%.

The same section is further revised by replacing the first sentence of the second paragraph in its entirety with the following:

Investments in fixed income securities, which are not subject to any credit rating or maturity limitations, may include debt securities of the US government, its agencies and instrumentalities; foreign government bonds (including bonds issued by supranational and quasi-governmental entities); debt securities of US and non-US corporations; and mortgage-backed securities and asset-backed securities.

The same section is further revised by inserting the following after the third paragraph:

The fund may also invest up to 20% of its net assets in non-US securities, including exchange-traded funds ("ETFs"), which may trade either within or outside the US. Non-US securities that trade within the US may include American Depositary Receipts and stocks of non-US issuers listed on US exchanges.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

UBS Investment Trust

June 26, 2025

Supplement to the Prospectus and Statement of Additional Information ("SAI"), each dated December 30, 2024.

Includes:

•  UBS U.S. Allocation Fund

Dear Investor,

The purpose of this supplement is to update certain information in the Prospectus and SAI for the above-named series (the "fund") of UBS Investment Trust.

At the recommendation of UBS Asset Management (Americas) LLC, the fund's advisor, the Board of Trustees of the Trust approved changes to the fund's principal investment strategies and risks such that the fund may invest up to 20% of its net assets in non-US fixed income and equity securities, including exchange-traded funds that provide exposure to issuers who are primarily organized outside the US, effective July 26, 2025 (the "Effective Date").

UBS U.S. Allocation Fund | Foreign investing risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.

UBS U.S. Allocation Fund | Foreign currency risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign currency risk: The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency declines against the US dollar, the value of the holding decreases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

UBS U.S. Allocation Fund | Foreign custody risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign custody risk: The fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and foreign governments may take actions to impact custody arrangements that pose risks to the assets of US persons. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.